UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SPIRIT OF AMERICA MANAGEMENT CORP /NY
Address:  477 JERICHO TURNPIKE
          SYOSSET, NEW YORK 11791

Form 13F File Number: 28-13233

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joseph C. Pickard, Esq.
Title:    SVP - General Counsel
Phone:    (516) 921-4200 x 5571

Signature, Place, and Date of Signing:

   /s/ Joseph C. Pickard              Syosset, NY           June 23, 2009
   ----------------------        -------------------       ----------------
   Signature                          City, State                Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:              93

Form 13F Information Table Value Total:              $270,647
                                                     --------
                                                     (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

FORM 13F INFORMATION TABLE

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         COLUMN 1                 COLUMN2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8
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                                                                                                               VOTING AUTHORITY
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      NAME OF ISSUER               TITLE     CUSIP      VALUE      SHRS OR   SH/    PUT/   INVESTMENT  OTHER   SOLE   SHARED   NONE
                                  OF CLASS             (x$1000)    PRN AMT   PRN    CALL   DISCRETION MANAGERS (A)      (B)    (C)
------------------------------------------------------------------------------------------------------------------------------------
American Financial Realty Trus      STOCK   02607P305   5,050       636,000   SH              SOLE      NONE                   NONE
Apartment Investment & Managem      STOCK   03748R101   7,090       197,998   SH              SOLE      NONE                   NONE
Ashford Hospitality Trust Inc       STOCK   044103109   7,640     1,345,100   SH              SOLE      NONE                   NONE
Associated Estates Realty Corp      STOCK   045604105   5,709       499,000   SH              SOLE      NONE                   NONE
Brandywine Realty Trust             STOCK   105368203   2,892       170,500   SH              SOLE      NONE                   NONE
Colonial Properties Trust           STOCK   195872106   7,786       323,723   SH              SOLE      NONE                   NONE
Developers Diversified Realty       STOCK   251591103   7,312       174,604   SH              SOLE      NONE                   NONE
Equity One Inc                      STOCK   294752100   4,351       181,500   SH              SOLE      NONE                   NONE
Equity Residential                  STOCK   29476L107  11,881       286,368   SH              SOLE      NONE                   NONE
Federal Realty Investment Trus      STOCK   313747206   2,042        26,200   SH              SOLE      NONE                   NONE
FelCor Lodging Trust Inc            STOCK   31430F101   7,222       600,346   SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103  10,437       337,864   SH              SOLE      NONE                   NONE
General Growth Properties Inc       STOCK   370021107  13,741       360,000   SH              SOLE      NONE                   NONE
Glimcher Realty Trust               STOCK   379302102   6,559       548,450   SH              SOLE      NONE                   NONE
HCP Inc                             STOCK   40414L109   8,378       247,800   SH              SOLE      NONE                   NONE
Highwoods Properties Inc            STOCK   431284108   6,882       221,500   SH              SOLE      NONE                   NONE
Hospitality Properties Trust        STOCK   44106M102  10,563       310,500   SH              SOLE      NONE                   NONE
HRPT Properties Trust               STOCK   40426W101   7,306     1,085,600   SH              SOLE      NONE                   NONE
Lexington Realty Trust              STOCK   529043101   9,802       680,200   SH              SOLE      NONE                   NONE
Liberty Property Trust              STOCK   531172104   2,903        93,300   SH              SOLE      NONE                   NONE
Macerich Co/The                     STOCK   554382101   5,776        82,200   SH              SOLE      NONE                   NONE
Mack-Cali Realty Corp               STOCK   554489104   9,820       274,990   SH              SOLE      NONE                   NONE
Mid-America Apartment Communit      STOCK   59522J103  10,955       219,800   SH              SOLE      NONE                   NONE
National Health Investors Inc       STOCK   63633D104   6,578       210,500   SH              SOLE      NONE                   NONE
National Retail Properties Inc      STOCK   637417106   9,480       429,916   SH              SOLE      NONE                   NONE
Omega Healthcare Investors Inc      STOCK   681936100   1,024        59,000   SH              SOLE      NONE                   NONE
Pennsylvania Real Estate Inves      STOCK   709102107   6,505       266,694   SH              SOLE      NONE                   NONE
PMC Commercial Trust                STOCK   693434102     958       135,900   SH              SOLE      NONE                   NONE
Post Properties Inc                 STOCK   737464107   1,419        36,736   SH              SOLE      NONE                   NONE
Ramco-Gershenson Properties Tr      STOCK   751452202   5,421       256,800   SH              SOLE      NONE                   NONE
Realty Income Corp                  STOCK   756109104   1,768        69,000   SH              SOLE      NONE                   NONE
Senior Housing Properties Trus      STOCK   81721M109   1,202        50,700   SH              SOLE      NONE                   NONE
Simon Property Group Inc            STOCK   828806109     557         6,000   SH              SOLE      NONE                   NONE
SL Green Realty Corp                STOCK   78440X101     404         4,964   SH              SOLE      NONE                   NONE
Sovran Self Storage Inc             STOCK   84610H108   4,647       108,800   SH              SOLE      NONE                   NONE
Taubman Centers Inc                 STOCK   876664103     104         2,000   SH              SOLE      NONE                   NONE
UDR Inc                             STOCK   902653104   4,372       178,298   SH              SOLE      NONE                   NONE
Weingarten Realty Investors         STOCK   948741103   2,583        75,000   SH              SOLE      NONE                   NONE

3M Co                               STOCK   88579Y101   1,583        20,000   SH              SOLE      NONE                   NONE
Abbott Laboratories                 STOCK   002824100   1,379        25,000   SH              SOLE      NONE                   NONE
Accenture Ltd                       STOCK   G1150G111   1,407        40,000   SH              SOLE      NONE                   NONE
Altria Group Inc                    STOCK   02209S103     777        35,000   SH              SOLE      NONE                   NONE
American Electric Power Co Inc      STOCK   025537101     470        11,300   SH              SOLE      NONE                   NONE
American Express Co                 STOCK   025816109     874        20,000   SH              SOLE      NONE                   NONE
Amgen Inc                           STOCK   031162100     418        10,000   SH              SOLE      NONE                   NONE
Annaly Capital Management Inc       STOCK   035710409     766        50,000   SH              SOLE      NONE                   NONE
Apache Corp                         STOCK   037411105   1,208        10,000   SH              SOLE      NONE                   NONE
Bank of America Corp                STOCK   060505104     948        25,007   SH              SOLE      NONE                   NONE
Best Buy Co Inc                     STOCK   086516101     415        10,000   SH              SOLE      NONE                   NONE
Caterpillar Inc                     STOCK   149123101   1,801        23,000   SH              SOLE      NONE                   NONE
Cisco Systems Inc                   STOCK   17275R102   1,445        60,000   SH              SOLE      NONE                   NONE
Colgate-Palmolive Co                STOCK   194162103     592         7,600   SH              SOLE      NONE                   NONE
ConocoPhillips                      STOCK   20825C104   1,524        20,000   SH              SOLE      NONE                   NONE
Consolidated Edison Inc             STOCK   209115104     596        15,000   SH              SOLE      NONE                   NONE
Covidien Plc                        STOCK   G2552X108     266         6,000   SH              SOLE      NONE                   NONE
Deere & Co                          STOCK   244199105   1,126        14,000   SH              SOLE      NONE                   NONE
Devon Energy Corp                   STOCK   25179M103     626         6,000   SH              SOLE      NONE                   NONE
Duke Energy Corp                    STOCK   26441C105     461        25,800   SH              SOLE      NONE                   NONE
EMC Corp/Massachusetts              STOCK   268648102   1,004        70,000   SH              SOLE      NONE                   NONE
Energy Transfer Partners LP         STOCK   29273R109     685        15,000   SH              SOLE      NONE                   NONE
First Industrial Realty Trust       STOCK   32054K103     309        10,000   SH              SOLE      NONE                   NONE
Foster Wheeler Ltd                  STOCK   G36535139     283         5,000   SH              SOLE      NONE                   NONE
General Electric Co                 STOCK   369604103   2,813        76,000   SH              SOLE      NONE                   NONE
Hewlett-Packard Co                  STOCK   428236103   1,370        30,000   SH              SOLE      NONE                   NONE
Host Hotels & Resorts Inc           STOCK   44107P104     353        22,142   SH              SOLE      NONE                   NONE
Johnson & Johnson                   STOCK   478160104     993        15,300   SH              SOLE      NONE                   NONE
JPMorgan Chase & Co                 STOCK   46625H100     859        20,000   SH              SOLE      NONE                   NONE
Manitowoc Co Inc/The                STOCK   563571108     408        10,000   SH              SOLE      NONE                   NONE
Medco Health Solutions Inc          STOCK   58405U102   1,095        25,000   SH              SOLE      NONE                   NONE
Microsoft Corp                      STOCK   594918104   1,646        58,000   SH              SOLE      NONE                   NONE
Motorola Inc                        STOCK   620076109     344        37,000   SH              SOLE      NONE                   NONE
Newmont Mining Corp                 STOCK   651639106     680        15,000   SH              SOLE      NONE                   NONE
Noble Corp                          STOCK   G65422100     894        18,000   SH              SOLE      NONE                   NONE
Nokia OYJ                           STOCK   654902204     637        20,000   SH              SOLE      NONE                   NONE
Nucor Corp                          STOCK   670346105     677        10,000   SH              SOLE      NONE                   NONE
optionsXpress Holdings Inc          STOCK   684010101     414        20,000   SH              SOLE      NONE                   NONE
PepsiCo Inc/NC                      STOCK   713448108   1,155        16,000   SH              SOLE      NONE                   NONE
Pfizer Inc                          STOCK   717081103     356        17,000   SH              SOLE      NONE                   NONE
Philip Morris International In      STOCK   718172109   1,770        35,000   SH              SOLE      NONE                   NONE
Procter & Gamble Co/The             STOCK   742718109   1,780        25,400   SH              SOLE      NONE                   NONE
Schering-Plough Corp                STOCK   806605101     231        16,000   SH              SOLE      NONE                   NONE
Schlumberger Ltd                    STOCK   806857108   1,227        14,100   SH              SOLE      NONE                   NONE
Spectra Energy Corp                 STOCK   847560109     293        12,900   SH              SOLE      NONE                   NONE
Target Corp                         STOCK   87612E106     461         9,100   SH              SOLE      NONE                   NONE
Texas Instruments Inc               STOCK   882508104   1,272        45,000   SH              SOLE      NONE                   NONE
Transocean Ltd                      STOCK   G90073100     676         5,000   SH              SOLE      NONE                   NONE
Tyco International Ltd              STOCK   G9143X208     705        16,000   SH              SOLE      NONE                   NONE
United Technologies Corp            STOCK   913017109     413         6,000   SH              SOLE      NONE                   NONE
UnitedHealth Group Inc              STOCK   91324P102   1,718        50,000   SH              SOLE      NONE                   NONE
Verizon Communications Inc          STOCK   92343V104   1,823        50,000   SH              SOLE      NONE                   NONE
Wal-Mart Stores Inc                 STOCK   931142103   1,549        29,400   SH              SOLE      NONE                   NONE
Wells Fargo & Co                    STOCK   949746101     291        10,000   SH              SOLE      NONE                   NONE
Wyeth                               STOCK   983024100   1,666        39,900   SH              SOLE      NONE                   NONE